Goodwill (Details) - Schedule of carrying amount and activity of goodwill $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of carrying amount and activity of goodwill [Abstract]
Balance as of December 31, 2020	$ 1,739
Acquisitions (Note 3)	114,388
Effect of exchange rate on goodwill	(921)
Balance as of December 31, 2021	$ 115,206